Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 7

Subsequent Events:

Second Closing under the Remediation Agreement

As discussed in Note 5, on October 31, 2018, the Company and OFI completed its second closing under the Remediation Agreement, pursuant to which OFI provided $100 to the Company in exchange for 153,846 shares of the Company’s Series D Preferred Stock.

Plan of Conversion

On November 8, 2018, the Company adopted a plan of conversion (the “Plan of Conversion”) to change the Company’s state of incorporation from Nevada to Maryland by way of a conversion of the Company into a Maryland corporation to be named Gadsden Properties, Inc. (“GPI”), pursuant to Section 92A.105 of the Nevada Revised Statutes and Section 3-901 of the Maryland General Corporation Law (the “Conversion”). Pursuant to the Plan of Conversion, the issued and outstanding shares of the Company’s common stock will automatically be converted into the same number of shares of GPI’s common stock.  In addition, all options, rights or warrants to purchase shares of the Company’s common stock outstanding immediately prior to the Conversion will thereafter entitle the holder to purchase a like number of shares of GPI’s common stock on the same terms without any action on the part of the holder. The Company’s business, directors and management will continue to be the same as immediately before the Conversion.

Completion of the Conversion is subject to a number of conditions, including (i) approval of the Plan of Conversion by the affirmative vote of holders of at least a majority of the issued and outstanding shares of the Company’s voting stock and (ii) the filing and effectiveness of a registration statement on Form S-4 with the SEC in connection with the offer and issuance of GPI’s securities to be issued pursuant to the Conversion. The Company plans to complete the Conversion immediately prior to the Merger described below.

Merger Agreement

On November 8, 2018, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with FC Merger Sub, Inc., a Maryland corporation and wholly owned subsidiary of the Company established on October 11, 2018 (“FC Merger Sub”), Gadsden Growth Properties, Inc., a Maryland corporation (“Gadsden”) and Gadsden Growth Properties, L.P., a Delaware limited partnership (the “Operating Partnership”), pursuant to which, subject to the terms and conditions of the Merger Agreement, FC Merger Sub will merge with and into Gadsden, with Gadsden surviving the merger as a wholly owned subsidiary of the Company, which shall have been converted into GPI (the “Merger”).

Pursuant to the Merger Agreement, and upon the terms and subject to the conditions described therein, at the effective time of the Merger (the “Effective Time”), except as otherwise set forth in the Merger Agreement, shares of each class of Gadsden stock issued and outstanding immediately prior to the Effective Time will be automatically converted into the equivalent class of GPI stock. Each share of Gadsden common stock will be automatically converted into 21.529 shares of GPI common stock, each share of Gadsden 7% Series A Cumulative Convertible Perpetual Preferred Stock will be automatically converted into 1 share of GPI 7% Series A Cumulative Convertible Perpetual Preferred Stock (with rights of equal tenor to the Gadsden 7% Series A Cumulative Convertible Perpetual Preferred Stock), each share of Gadsden Series B Non-Voting Convertible Preferred Stock will be automatically converted into 1 share of GPI Series B Non-Voting Convertible Preferred Stock (with rights of equal tenor to the Gadsden Series B Non-Voting Convertible Preferred Stock), and each share of Gadsden Series C Participating Convertible Preferred Stock will be automatically converted into 1 share of GPI Series C Participating Convertible Preferred Stock (with rights of equal tenor to the Gadsden Series C Participating Convertible Preferred Stock), each subject to certain adjustments to be made at the Effective Time as more fully described in the Merger Agreement (the shares of GPI stock issuable in connection with the Merger is referred to as the “Merger Consideration”). Following the Merger, all shares of GPI Series B Non-Voting Convertible Preferred Stock issued in the Merger will be automatically converted into shares of GPI common stock in accordance with the automatic conversion provision of the GPI Series B Non-Voting Convertible Preferred Stock. It is expected that, immediately after completion of the Merger, the former stockholders of Gadsden will own up to approximately 94% of the outstanding GPI common stock (on a fully-diluted basis), subject to adjustment as provided for in the Merger Agreement.

The Merger Agreement contains customary representations and warranties of the Company, FC Merger Sub, Gadsden and the Operating Partnership relating to their respective businesses, in each case generally subject to materiality and “Material Adverse Effect” qualifiers. Additionally, the Merger Agreement provides for customary pre-closing covenants of the parties, including a covenant to conduct their respective businesses in the usual, regular and ordinary course substantially consistent with past practice and to refrain from taking certain actions without the other parties’ consent. The parties have also agreed not to solicit proposals relating to specified “Competing Transactions” (as defined in the Merger Agreement) or, subject to certain exceptions relating to the receipt of unsolicited offers that may be deemed to be “Superior Competing Transaction” (as defined in the Merger Agreement), enter into discussions concerning or provide information in connection with Competing Transactions.

Consummation of the Merger is subject to various conditions, including, among others, customary conditions relating to: adoption of the Merger Agreement by the vote of Gadsden’s stockholders holding two-thirds of the outstanding shares of Gadsden common stock and Gadsden 7% Series A Cumulative Convertible Perpetual Preferred Stock entitled to vote thereon (on an as-converted basis) (the “Gadsden Stockholder Approval”) and the approval of the issuance of GPI stock in connection with the Merger (the “Stock Issuance”) by a majority of votes cast by the Company’s stockholders (the “Company Stockholder Approval”); effectiveness of a registration statement on Form S-4 that will include a joint proxy statement of the Company and Gadsden and that will also constitute a prospectus of GPI (the “Joint Proxy Statement/Prospectus”); absence of injunction by any court or other tribunal of competent jurisdiction and absence of law that prevents, enjoins, prohibits or makes illegal the consummation of the Merger; receipt of all consents, approvals and authorizations legally required to be obtained to consummate the Merger; and receipt of customary legal opinions from counsel to the Company and Gadsden. In addition, the Company must have completed all actions required the Remediation Agreement. The obligation of each party to consummate the Merger is also conditioned upon the other party’s representations and warranties being true and correct (subject to certain materiality exceptions), the other party having performed in all material respects its obligations under the Merger Agreement, and the absence of a material adverse effect on each party.

In addition, the obligation of Gadsden and the Operating Partnership to complete the Merger is subject to the satisfaction (or waiver, to the extent permitted by applicable law) of the following conditions: Gadsden shall have agreed with the Company regarding the calculation of Closing NAV (as defined in the Merger Agreement) and Closing NAV of the Company shall not be less than $7.5 million; Gadsden shall be satisfied with the results of its due diligence investigation of the Company and its subsidiaries; the stockholders of the Company that constitute at least 70% of the total voting power of the Company shall have approved the Conversion and the Stock Issuance; the Company shall have, on a consolidated basis, not less than $1.5 million of unrestricted cash; and the Company shall have received a letter of resignation from each member of its board of directors, other than the directors who are to be members of the board after the Merger. The obligation of the Company to complete the Merger is also subject to the satisfaction (or waiver, to the extent permitted by applicable law) of the following condition: the Company shall have agreed with Gadsden regarding the calculation of Closing NAV and Closing NAV of Gadsden shall not be less than $80 million.

The Merger Agreement may be terminated at any time prior to the completion of the Merger, whether before or after Company Stockholder Approval or Gadsden Stockholder Approval, in any of the following ways: (i) by mutual written consent of the Company and Gadsden; (ii) by either Gadsden or the Company if the Merger shall not have occurred on or prior to March 31, 2019; provided, that a party that has materially failed to comply with any obligation of such party set forth the Merger Agreement shall not be entitled to exercise its right to terminate; (iii) by Gadsden upon a breach of any representation, warranty, covenant or agreement on the part of the Company or FC Merger Sub set forth in the Merger Agreement, or if there shall have been a Gadsden material adverse effect or if the Joint Proxy Statement/Prospectus is not declared effective by the SEC on or prior to December 28, 2018; (iv) by the Company upon a breach of any representation, warranty, covenant or agreement on the part of Gadsden or the Operating Partnership set forth in the Merger Agreement, or if there shall have been a Company material adverse effect; (v) by either Gadsden or the Company if any order by any governmental entity of competent authority preventing the consummation of the Merger shall have become final and non-appealable; (vi) by either Gadsden or the Company if either the Company Stockholder Approval or the Gadsden Stockholder approval shall not have been obtained; (vii) by either Gadsden or the Company prior to obtaining the Gadsden Stockholder Approval or the Company Stockholder Approval if Gadsden or the Company has delivered a notice of a Superior Competing Transaction (provided that for the termination to be effective, such party shall have paid the applicable termination fee); (viii) by Gadsden if (a) the Company’s board of directors shall have withdrawn, qualified or modified in a manner adverse to Gadsden its recommendation to approve the Stock Issuance, or shall recommend that the Company’s stockholders approve or accept a Competing Transaction, or if the Company shall have delivered a notice of a Superior Competing Transaction or shall have publicly announced a decision to take any such action, or (b) the Company shall have knowingly and materially breached its obligation under the Merger Agreement to call or hold its stockholder meeting or to cause the Joint Proxy Statement/Prospectus to be mailed to its stockholders in advance of the meeting (it being agreed that Gadsden shall not have any right to terminate unless Gadsden shall have satisfied its obligations in connection with the Joint Proxy Statement/Prospectus and shall have provided all information and other materials required in connection therewith, and further agreed that Gadsden shall not have any right to terminate as a result of the Company’s failure to act as soon as practicable (or to satisfy similar obligations), as a result of any delay as a result of the SEC review process, or as a result of the need to take actions to comply with the federal securities laws); or (ix) By the Company if (a) Gadsden’s board of directors shall have withdrawn, qualified or modified in a manner adverse to the Company its recommendation to approve the Merger Agreement, or shall recommend that Gadsden’s stockholders approve or accept a Competing Transaction, or if Gadsden shall have delivered a notice of a Superior Competing Transaction or shall have publicly announced a decision to take any such action, or (b) Gadsden shall have knowingly and materially breached its obligation under the Merger Agreement to call or hold its stockholder meeting or to cause the Joint Proxy Statement/Prospectus to be mailed to its stockholders in advance of the meeting (it being agreed that the Company shall not have any right to terminate unless the Company shall have satisfied its obligations in connection with the Joint Proxy Statement/Prospectus and shall have provided all information and other materials required in connection therewith, and further agreed the Company shall not have any right to terminate as a result of Gadsden’s failure to act as soon as practicable (or to satisfy similar obligations), as a result of any delay as a result of the SEC review process, or as a result of the need to take actions to comply with the federal securities laws).

Gadsden is required to pay a termination fee of $200 if the Merger Agreement is terminated: by Gadsden at any time prior to the receipt of Gadsden Stockholder Approval upon delivery of a notice of a Superior Competing Transaction; by the Company upon any of the events described in subsection (ix) of the preceding paragraph; or by the Company if Gadsden Stockholder Approval shall not have been obtained and (i) prior to such termination, a person has made any bona fide written proposal relating to a Competing Transaction which has been publicly announced prior to the Gadsden’s stockholder meeting and (ii) within twelve months of any such termination, Gadsden or any subsidiary of Gadsden shall consummate a Competing Transaction, or enter into a written agreement with respect to a Competing Transaction that is ultimately consummated with any person.

The Company is required to pay a termination fee of $250 if the Merger Agreement is terminated: by the Company at any time prior to the receipt of the Company Stockholder Approval upon delivery of a notice of a Superior Competing Transaction; by Gadsden upon any of the events described in subsection (viii) of the paragraph above regarding termination; by Gadsden, upon a breach of certain representations, warranties, covenants or agreements on the part of the Company or FC Merger Sub set forth in Merger Agreement; or by Gadsden if the Company Stockholder Approval shall not have been obtained and (i) prior to such termination, a person has made any bona fide written proposal relating to a Competing Transaction which has been publicly announced prior to the Company’s stockholder meeting and (ii) within twelve months of any such termination, the Company or any subsidiary of the Company shall consummate a Competing Transaction, or enter into a written agreement with respect to a Competing Transaction that is ultimately consummated with any person.

If the Merger Agreement is validly terminated, the Merger Agreement will terminate (except that the confidentiality agreement between Gadsden and the Company, and the provisions described Section 5.2 (Access to Information; Confidentiality and Confidentiality Agreement), Section 7.1 (Termination), Section 7.2 (Break-Up Fees and Expenses), Section 7.3 (Effect of Termination) and Article VIII (Survival of Representations and Warranties, Indemnification) and Article IX (General Provisions) of the Merger Agreement, which provisions shall survive such termination), and there will be no other liability on the part of either party to the other except for the termination fees and expenses described above; provided, that no party will be relieved from liability for fraud or a willful breach, or the Company’s failure to pay the Merger Consideration upon satisfaction of the conditions to closing set forth in the Merger Agreement, in which case the aggrieved party will be entitled to all rights and remedies available at law or in equity.

Due to the fact that Gadsden will acquire control of the Company as a result of the Merger, the Merger will be accounted for as a “reverse acquisition” pursuant to which Gadsden will be considered the acquiring entity for accounting purposes in accordance with U.S. GAAP, and the Company’s assets and liabilities will be recorded at fair value. Gadsden’s historical results of operations will replace the Company’s historical results of operations for all periods prior to the Merger.

The Company filed a preliminary Joint Proxy Statement/Prospectus related to the Merger on November 9, 2018.

Cancellation of Common Stock

The Company had entered into a Severance Agreement with Suneet Singal, its former Chief Executive Officer, on December 22, 2017, under which it agreed to issue Mr. Singal 1,000,000 shares of the Company's common stock. On October 22, 2018, the Company completed the cancellation of those shares, having reached a decision to do so after the discovery of transfer and valuation issues with certain assets transferred to the Company from Mr. Singal's First Capital Real Estate Investment Trust. On September 21, 2018, Mr. Singal filed a Complaint against the Company in the Supreme Court of the State of New York, County of New York (the “Complaint”), alleging breach of the Severance Agreement and breach of the covenant of good faith and fair dealing for an unspecified amount of damages. On October 24, 2018, the Company filed a Notice of Removal removing the action from the Supreme Court of the State of New York, County of New York to the United States District Court for the Southern District of New York. On November 5, 2018, the Company filed a Pre-Motion Letter seeking leave from the Court to file a motion to dismiss the Complaint. The Company intends to vigorously defend this matter and is exploring all of its legal options against Mr. Singal.

Lawsuit Dismissal

As reported above in Note 4, Commitments and Contingencies, the Company is a party to a lawsuit, JFURTI, LLC, et al v. Suneet Singal, et al, filed in the United States District Court for the Southern District of New York. The suit named as defendants Suneet Singal, an officer of various First Capital companies as well as the Company’s former Chief Executive Officer and former member of the Company’s board of directors, Frank Grant and Richard Leider, board members of First Capital Real Estate Investments, LLC, First Capital Real Estate Advisors, LP, Presidential Realty Corporation, Presidential Realty Operating Partnership, Downey Brand LLP and now the Company (under its previous name, PhotoMedex Inc.), as well as nominal derivative defendants First Capital Real Estate Trust Incorporated and First Capital Real Estate Operating Partnership, L.P. Mr. Leider is also on the board of directors of the Company.  A Motion to Dismiss this action was filed earlier this year with the Court on behalf of all defendants.

On November 12, 2018, the Court granted defendants’ Motion to Dismiss this case in its entirety.

Note 17

Subsequent Events:

Second Closing under Securities Purchase Agreement

On January 24, 2018, the Company and the Investor, as discussed in Note 13, completed a second closing under the Purchase Agreement, pursuant to which the Investor provided $2,225 to the Company in exchange for 2,225,000 shares of the Company’s Series B Preferred Stock. The issuance of these securities was made in reliance upon an exemption from the registration requirements of Section 5 of the Securities Act of 1933, as amended. The proceeds from this closing shall be used to perform due diligence and invest in Income Generating Properties (as defined in the Purchase Agreement) that have been approved by the Company’s Board of Directors.

Amended and Restated Separation Agreement

On February 12, 2018, the Company entered into an Amended and Restated Separation Agreement (the “Restated Agreement”), pursuant to which the Company has agreed to pay Mr. Stephen Johnson, its former Chief Financial officer, an amount of $123 in 11 installments as follows: the first 6 installments of $10 each, and the following five installments of $12.5 each. The first payment was made on February 15, 2018, and subsequent payments are to be made on or before the 15th day of each succeeding month, with the final installment to be paid on or before December 15, 2018. The Company will also provide a health (medical, dental and/or vision) insurance reimbursement payment for Mr. Johnson and his family, for a period of 11 months, in the agreed upon amount of $3 per month.

In addition, the Company has agreed to issue to Mr. Johnson 271,000 shares of the Company’s common stock, subject to appropriate adjustment for any stock splits, stock or business combinations, recapitalizations or similar events occurring after the date of the Restated Agreement. Those shares will be issued on any business day during the period commencing on the date that is six months after the date of the Restated Agreement and ending on the date that is three business days after such six-month anniversary.

Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard; Transfer of Listing

On February 20, 2018, the Company received written notification (the “Notice”) from Nasdaq that the closing bid price of its common stock had been below the minimum $1.00 per share for the previous 30 consecutive business days, and that the Company is therefore not in compliance with the requirements for continued listing on Nasdaq under Nasdaq Marketplace Rule 5550(a)(2). The Notice provides the Company with an initial period of 180 calendar days, or until August 19, 2018, to regain compliance with the listing rules. The Company will regain compliance if the closing bid price of its common stock is $1.00 per share or higher for a minimum period of ten consecutive business days during this compliance period, as confirmed by written notification from Nasdaq.

If the Company does not achieve compliance by August 19, 2018, the Company expects that Nasdaq would provide notice that its securities are subject to delisting from the Capital Market.

Departure and Election of certain Directors

Effective March 4, 2018, Suneet Singal, the Company’s former Chief Executive Officer, has resigned from the Company’s Board of Directors. In addition, effective March 5, 2018, Darrel Menthe has also resigned from the Company’s Board of Directors. Their resignations were not in connection with any known disagreement with the Company on any matter.

Under the provisions of the Stock Purchase Agreement dated December 22, 2017 (see also Note 14), Opportunity Fund I-SS, LLC has notified the Company that it may exercise its right to appoint two replacement directors to the Company’s Board of Directors.

Letter Agreement with OFI

Under the Purchase Agreement, the proceeds from the first closing were to be used for working capital and general corporate purposes, the proceeds from the second closing were to be used to perform due diligence and invest in Income Generating Properties (as defined in the Purchase Agreement) that have been approved by the Board of Directors of the Company, and proceeds from subsequent closings were to be used to invest in Income Generating Properties (as defined in the Purchase Agreement) that have been approved by the Board of Directors of the Company or as otherwise agreed to between the Company and OFI in writing prior to such subsequent closings.

On March 16, 2018, the Company and OFI entered into a letter agreement, pursuant to which OFI agreed that the Company may use all proceeds for the purposes and uses described in a budget agreed to between the Company and OFI at the time the letter agreement was signed. In connection with such letter agreement, the Company agreed to provide OFI, on a quarterly basis, on or prior to 15 days after the end of each quarter, a report that describes, in reasonable detail, the actual expenses incurred, and payments made during such period compared to the expenses and payments specified in the budget for such period, certified by the Chief Financial Officer of the Company.